Employee Compensation, Savings, Pension and Other Post-Employment Benefit Plans - Schedule of Net Benefit Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of the year	$ 477
Fair value of plan assets, end of the year	466	$ 477
Pension Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning of the year	483	408
Service cost	16	14	$ 12
Interest cost	20	18	17
Actuarial (gain) loss	23	(20)
Benefits paid	(32)	(26)
Plan change	(2)	0
Settlements	0	0
Acquisitions	0	89
Benefit obligation, end of the year	508	483	408
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of the year	410	364
Actual return on plan assets	37	(13)
Employer contributions	0	4
Benefits paid	(32)	(26)
Settlements	0	0
Acquisitions	0	81
Fair value of plan assets, end of the year	415	410	364
Funded status	(93)	(73)
Other Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation, beginning of the year	74	95
Service cost	1	1	1
Interest cost	3	4	4
Actuarial (gain) loss	4	(12)
Benefits paid	(6)	(5)
Plan change	(17)	(10)
Settlements	(17)	(1)
Acquisitions	0	2
Benefit obligation, end of the year	42	74	95
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of the year	67	68
Actual return on plan assets	2	2
Employer contributions	0	0
Settlements	(17)	0
Acquisitions	0	0
Fair value of plan assets, end of the year	49	67	$ 68
Funded status	7	(7)
Other Benefits | Fair Value
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Benefits paid	$ (3)	$ (3)